Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the six months ended June 30,
	2023	2024
Current income tax expenses	$926	$1,017
Deferred income tax benefit	(76)	(750)
Total income tax expense	$850	$267

Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the six months ended June 30,
	2023	2024
Income (Loss) before income tax expense	$1,986	$(59,873)
Computed income tax expense (benefit) with statutory tax rate	573	(14,968)
Additional deduction for research and development expenses	(237)	(213)
Tax effect of preferred tax rate	(791)	15,487
Tax effect of favorable tax rates on small-scale and low-profit entities	(15)	-
Tax effect of tax relief	(2)	(1)
Tax effect of non-deductible items	35	(71)
Tax effect of expired tax attribute carryforwards	-	481
Tax effect of deferred tax effect of tax rate change	(42)	-
Changes in valuation allowance	1,329	(448)
Income tax expense	$850	$267

Schedule of Deferred Tax Assets	As of December 31, 2023 and June 30, 2024, the significant components of the deferred tax assets are summarized below:
	December 31,	June 30，
	2023	2024
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,727	$5,596
Temporary difference in research and development costs	3,187	3,063
Accrued expense	402	393
Net operating loss carried forward	10,841	10,328
Share-based compensation	76	185
Allowance for doubtful accounts	3,585	3,990
Total deferred tax assets	23,818	23,555
Valuation allowance	(11,820)	(11,088)
Deferred tax assets, net of valuation allowance	$11,998	$12,467

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	December 31,	June 30，
	2023	2024
Balance at the beginning of the period	$7,577	$11,820
Additions	4,459	-
Reduction	-	(460)
Foreign currency translation adjustments	(216)	(272)
Balance at the end of the period	$11,820	$11,088

Schedule of Net Operating Loss Carryforwards	As of June 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$5,081
2026	5,191
2027	17,378
2028	14,257
2029	1,729
Indefinite	17,596
Total	$61,232